Loans Receivable - Other Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans Receivable
Current	$ 17.8	$ 5.9
Non-Current	82.5	104.1
Loans receivable	100.3	110.0
Loans receivable
Loans Receivable
Financial assets	100.3	110.0
G Mining Ventures Term Loan
Loans Receivable
Financial assets	76.1	75.9
EMX Term Loan
Loans Receivable
Financial assets	$ 24.2	$ 34.1